Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt
9.	Long-Term Debt

	December 31,
	2011	2010
Revolving Credit Facility due 2017	339,000	442,328
Term Loan due through 2017	9,900	11,700
Long-term debt of Dropdown Predecessor (note 1)	559,830	434,055

	908,730	888,083
Less current portion	(26,268)	(20,365)

Total	882,462	867,718

The Company and Teekay are parties to a revolving credit facility (or the Revolver). The Company is the borrower under Tranche A of the Revolver (or the Tranche A Revolver) and certain 100%-owned subsidiaries of Teekay are borrowers under Tranche B of the Revolver (or the Tranche B Revolver). If any borrower under the Tranche B Revolver is acquired by the Company, the borrowings and amount available under the Tranche B Revolver that are related to the acquired entity will be added to the Tranche A Revolver, upon certain conditions being met. As of December 31, 2011, the Tranche A Revolver provided for borrowings of up to $616.5 million, of which $277.5 million was undrawn. The total available credit facility at December 31, 2011 remained unchanged from December 31, 2010, and the amount drawn under the Tranche A Revolver decreased as a result of a prepayment of $103.0 million made in February 2011 using the net proceeds from the Company’s February 2011 equity offering (see Note 3). The total amount available under the Tranche A Revolver reduces by a semi-annual amount of $33.9 million commencing in late 2012, and the Tranche A Revolver matures in 2017. The Tranche A Revolver may be prepaid at any time in amounts of not less than $5.0 million. Interest payments are based on LIBOR plus a margin of 0.60%. As at December 31, 2011, the weighted-average interest rate on the Tranche A Revolver was 1.01% (December 31, 2010 – 0.89%). The Tranche A Revolver is collateralized by first-priority mortgages granted on 14 of the Company’s vessels, together with other related security, and includes a guarantee from the Company for all outstanding amounts. The Tranche A Revolver requires that the Company and certain of its subsidiaries maintain minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with more than six months to maturity) of $35.0 million and at least 5.0% of the Company’s total debt. As at December 31, 2011, the Company was in compliance with all its covenants on the Tranche A Revolver.

As at December 31, 2011, the Company had one term loan outstanding in the amount of $9.9 million. This term loan bears interest at a fixed-rate of 4.06%, requires quarterly principal payments of $0.45 million, and is collateralized by a first-priority mortgage on one of the Company’s vessels, together with certain other related security. The term loan is guaranteed by Teekay and contains covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. The term loan requires that its subsidiary maintain a minimum hull coverage ratio of 115% of the total outstanding balance for the facility period. As at December 31, 2011, Teekay was in compliance with all its covenants on this term loan.

As at December 31, 2011 the Dropdown Predecessor had $559.8 million of long-term debt, which included $265.0 million of debt from the Tranche B Revolver and other revolving credit facilities of Teekay (or the Predecessor Revolvers), $186.2 million of term loans of Teekay (or the Predecessor Term Loans) and $108.7 million of other debt of Teekay. As of December 31, 2011, the Predecessor Revolvers provided for aggregate borrowings of up to $293.2 million, of which $28.2 million was undrawn. Interest payments on the Predecessor Revolvers and $128.9 million of the Predecessor Term Loans are based on LIBOR plus margins. At December 31, 2011 and 2010, the margins ranged between 0.3% and 1.0%. At December 31, 2011 and 2010, the three-month LIBOR was 0.58% and 0.30%, respectively. Interest payments on $57.3 million of the Predecessor Term Loans and $108.7 million of other debt of Teekay are based on fixed interest rates of 4.9% and 8.5%, respectively. The total amount available under the Predecessor Revolvers reduces by $19.4 million (2012), $30.1 million (2013), $30.1 million (2014), $57.0 million (2015), $25.2 million (2016) and $131.4 million (thereafter). The Predecessor Revolvers and Predecessor Term Loans are collateralized by first-priority mortgages granted on 13 of the Dropdown Predecessor’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts. One of the Predecessor Revolvers and one the Predecessor Term Loans requires that the Dropdown Predecessor maintain a minimum hull coverage ratio of 105% and 115%, respectively, of the total outstanding balance for the facility period. The Predecessor Revolvers and Predecessor Term Loans are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. The Company assumed the Predecessor Revolvers and Predecessor Term Loans upon its acquiring the 2012 Acquired Business. Teekay retained the $108.7 million of other debt of Teekay. As at December 31, 2011, Teekay was in compliance with all its covenants on the Predecessor Revolvers and Predecessor Term Loans.

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2011, excluding principal repayments required pursuant to the $108.7 million of other debt retained by Teekay, are $26.3 million (2012), $35.7 million (2013), $50.5 million (2014), $77.3 million (2015), $73.3 million (2016) and $536.9 million (thereafter).

The weighted-average effective interest rate on the Company’s long-term debt as at December 31, 2011 was 2.2% (December 31, 2010 – 3.3%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see Note 10).